Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit for the year	$ 864,037	$ 761,340	$ 362,860
Adjustments for:
Depreciation of property and equipment (Note 9)	122,695	213,206	265,799
Depreciation of right-of-use assets (Note 8)	165,862	127,352	133,005
Finance Cost (Note 16)	328,610	329,370	169,608
Loss on disposal of property and equipment		48,395
Gain on lease termination	(860)
Income tax expenses (benefit) (Note 17)	224,302	142,150	(14,708)
Total adjustments	1,704,646	1,621,813	916,564
Changes in operating assets and liabilities:
Trade receivables	(1,636,577)	(192,652)	(1,475,163)
Trade and other payables	879,705	(89,769)	1,124,570
Amount due to related parties	(285,927)	(22,083)	29,525
Prepayment and other assets	(182,850)	(121,436)	(3,776)
Cash provided by operations	478,997	1,195,873	591,720
Interest paid	(308,651)	(225,193)	(160,400)
Income tax paid	(118,638)	(75,736)	(24,614)
Income tax refund		40,329	17,373
Net cash provided by operating activities	51,708	935,273	424,079
Investing activities
Purchase of property and equipment (Note 9)	(224,185)	(112,113)	(241,167)
Net cash used in investing activities	(224,185)	(112,113)	(241,167)
Financing activities
Issuance of Class A shares		212,450
Issuance of a convertible loan		743,273
Proceeds from guaranteed bank loans	931,862	1,603,768	719,868
Repayment from a shareholder’s loan	1,852,945		142,113
Loan to a shareholder	(1,146,464)	(1,035,306)
Loan to a related party		(25,167)	(744)
Payment of lease liabilities	(178,040)	(133,382)	(143,549)
Payment of deferred IPO costs	(439,513)
Repayment of guaranteed bank loans	(550,426)	(2,091,971)	(897,813)
Net cash provided by (used in) financing activities	470,364	(726,335)	(180,125)
Effect of foreign exchange of cash	8,326	(1,796)	29,960
Net increase in cash	306,213	95,029	32,747
Cash balances at beginning of year	161,022	65,993	33,246
Cash balances at end of year (Note 5)	$ 467,235	$ 161,022	$ 65,993